November 1, 2001



                           DREYFUS SHORT INTERMEDIATE

                               MUNICIPAL BOND FUND

                            SUPPLEMENT TO PROSPECTUS

                              DATED AUGUST 1, 2001

                  THE FOLLOWING INFORMATION REPLACES THE INFORMATION CONTAINED
              IN THE SECTION OF THE FUND'S PROSPECTUS ENTITLED "MANAGEMENT - PORTFOLIO MANAGER":

                  Monica S. Wieboldt has been the fund's primary portfolio
              manager since November 1, 2001 and has been employed by Dreyfus since November 1983.

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